UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Priest
Title:  Chief Operating Officer
Phone:  (212) 984-8822


Signature, Place and Date of Signing:

/s/ Michael Priest             New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total: $ 915,368
                                         (thousands)


List of Other Included Managers:  NONE


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                 TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED  NONE
ALLERGAN INC                   COM             018490102    33,401     350,000 SH          SOLE       N/A        350,000
APPLE INC                      COM             037833100    98,926     165,000 SH          SOLE       N/A        165,000
BAIDU INC                      SPON ADR REP A  056752108     7,289      50,000 SH          SOLE       N/A         50,000
BANK OF AMERICA CORPORATION    COM             060505104    26,318   2,750,000 SH          SOLE       N/A      2,750,000
CHIPOTLE MEXICAN GRILL INC     COM             169656105    29,260      70,000 SH          SOLE       N/A         70,000
CITRIX SYS INC                 COM             177376100    50,897     645,000 SH          SOLE       N/A        645,000
COLFAX CORP                    COM             194014106    15,858     450,000 SH          SOLE       N/A        450,000
DONNELLEY R R & SONS CO        COM             257867101     2,168     175,000 SH          SOLE       N/A        175,000
ELAN PLC                       ADR             284131208    12,008     800,000 SH          SOLE       N/A        800,000
EXPRESS SCRIPTS INC            COM             302182100    11,649     215,000 SH          SOLE       N/A        215,000
FRESH MKT INC                  COM             35804H106    23,975     500,000 SH          SOLE       N/A        500,000
FRONTIER COMMUNICATIONS CORP   COM             35906A108     7,506   1,800,000 SH          SOLE       N/A      1,800,000
GOOGLE INC                     CL A            38259P508    38,474      60,000 SH          SOLE       N/A         60,000
GRIFOLS S A                    SPONSORED ADR   398438309    19,275   2,500,000 SH          SOLE       N/A      2,500,000
HMS HLDGS CORP                 COM             40425J101    10,299     330,000 SH          SOLE       N/A        330,000
ILLUMINA INC                   COM             452327109     5,261     100,000 SH          SOLE       N/A        100,000
INFORMATICA CORP               COM             45666Q102    18,515     350,000 SH          SOLE       N/A        350,000
INVENSENSE INC                 COM             46123D205     3,620     200,000 SH          SOLE       N/A        200,000
LIBERTY GLOBAL INC             COM SER A       530555101    85,136   1,700,000 SH          SOLE       N/A      1,700,000
LIBERTY GLOBAL INC             COM SER C       530555309    19,156     400,000 SH          SOLE       N/A        400,000
LIBERTY MEDIA CORPORATION      LIB CAP COM A   530322106    39,227     445,000 SH          SOLE       N/A        445,000
LIONS GATE ENTMNT CORP         COM NEW         535919203     7,656     550,000 SH          SOLE       N/A        550,000
MAKEMYTRIP LIMITED MAURITIUS   SHS             V5633W109    19,306     840,500 SH          SOLE       N/A        840,500
MAKO SURGICAL CORP             COM             560879108    13,699     325,000 SH          SOLE       N/A        325,000
MASTERCARD INC                 CL A            57636Q104    42,054     100,000 SH          SOLE       N/A        100,000
MEAD JOHNSON NUTRITION CO      COM             582839106    11,135     135,000 SH          SOLE       N/A        135,000
MOLYCORP INC DEL               COM             608753109     6,766     200,000 SH          SOLE       N/A        200,000
MONSANTO CO NEW                COM             61166W101    25,922     325,000 SH          SOLE       N/A        325,000
PITNEY BOWES INC               COM             724479100     7,032     400,000 SH          SOLE       N/A        400,000
RALPH LAUREN CORP              CL A            751212101     6,102      35,000 SH          SOLE       N/A         35,000
POLYPORE INTL INC              COM             73179V103     5,626     160,000 SH          SOLE       N/A        160,000
QUAD / GRAPHICS INC            COM CL A        747301109       487      35,000 SH          SOLE       N/A         35,000
RADIOSHACK CORP                COM             750438103     2,550     410,000 SH          SOLE       N/A        410,000
SIRIUS XM RADIO INC            COM             82967N108    34,766  15,050,000 SH          SOLE       N/A     15,050,000
SODASTREAM INTERNATIONAL LTD   USD SHS         M9068E105    13,708     407,000 SH          SOLE       N/A        407,000
TRIPADVISOR INC                COM             896945201     7,134     200,000 SH          SOLE       N/A        200,000
ULTA SALON COSMETCS & FRAG I   COM             90384S303   103,990   1,119,500 SH          SOLE       N/A      1,119,500
UNIVERSAL DISPLAY CORP         COM             91347P105    13,699     375,000 SH          SOLE       N/A        375,000
VALEANT PHARMACEUTICALS INTL   COM             91911K102    33,019     615,000 SH          SOLE       N/A        615,000
ZYNGA INC                      CL A            98986T108     2,499     190,000 SH          SOLE       N/A        190,000


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